S000040204 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	141 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.08%	14.56%	13.08%
MSCI USA Low Size Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.25%	10.60%	10.52%
iShares MSCI USA Size Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.07%	10.47%	10.38%
Performance Inception Date					Apr. 16, 2013
iShares MSCI USA Size Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.64%	10.04%	9.91%
iShares MSCI USA Size Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	8.23%	8.42%

[1]	The MSCI USA Low Size Index (Spliced) reflects the performance of the MSCI USA Risk Weighted Index through December 2, 2018 and the MSCI USA Low Size Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.